Supplement Dated January 19, 2010
To The Prospectus Dated April 6, 2009

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective December 31, 2009, please remove all references to John Linehan for the JNL/T. Rowe Price Value Fund.

Effective December 31, 2009, for the JNL/AIM Global Real Estate Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the first two paragraphs in their entirety and replace with the following paragraphs:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

The sub-Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Asset Management Ltd. (“IAML”), with its principal office at 30 Finsbury Square, London, EC2A 1AG, United Kingdom.  IAML is an affiliate of Invesco.  IAML are compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the sub-Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund.  Invesco and its affiliates are indirect, wholly-owned subsidiaries of Invesco, Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2009, Invesco Ltd. managed approximately $423.1 billion in total assets.

Effective December 31, 2009, for the JNL/AIM International Growth Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the first two paragraphs in their entirety and replace with the following paragraphs:

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/AIM International Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976 and is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Ltd. had approximately $423.1 billion in total net assets as of December 31, 2009.

Effective December 31, 2009, for the JNL/AIM Large Cap Growth Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the first two paragraphs in their entirety and replace with the following paragraphs:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Large Cap Growth Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976 and is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Ltd. had approximately $423.1 billion in total net assets as of December 31, 2009.

Effective December 31, 2009, for the JNL/AIM Small Cap Growth Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the first two paragraphs in their entirety and replace with the following paragraphs:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Small Cap Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Ltd. had approximately $423.1 billion in total net assets as of December 31, 2009.

This Supplement is dated January 19, 2010.

(To be used with VC4224 04/09, VC5869 04/09, VC5890 04/09, VC5995 04/09, JMV2731 09/09, VC3723 04/09, VC5825 04/09, VC5884 04/09, VC5885 04/09, VC3656 04/09, VC5526 04/09, VC3657 04/09, FVC4224FT 04/09, NV4224 04/09, NV3174CE 04/09, NV5526 04/09, NV3784 04/09, NV5869 04/09, NV5890 04/09, NV5825 04/09, HR105 04/09 and VC2440 04/09.)

CMX4895 01/10

Supplement Dated January 19, 2010
To The Statement of Additional Information
Dated April 6, 2009

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective December 31, 2009, please remove all references to John Linehan for the JNL/T. Rowe Price Value Fund.

Effective December 31, 2009, on page 58, please delete the first three paragraphs in its entirety in the section entitled “Invesco Aim Capital Management, Inc.” and replace with the following paragraphs:

Invesco Advisers, inc. (“Invesco”) [and its’ Affiliates]

Invesco, located at 1555 Peachtree, N.E., Atlanta, GA  30309, serves as Sub-Adviser to the JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund and the JNL/AIM Global Real Estate Fund.  Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the sub-adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

The sub-Sub-Adviser to the JNL/AIM Global Real Estate Fund (“Fund”) is Invesco Asset Management Limited (“IAML”) with its principal office at 30 Finsbury Square, London, EC2A, 1AG United Kingdom. IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the sub-Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund.  Invesco and IAML are indirect, wholly-owned subsidiaries of Invesco Ltd.  As of December 31, 2009, Invesco managed approximately $423.1 billion in total assets.

Effective December 31, 2009, on page 117, please delete the table for John Linehan in its entirety in the section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest” and replace it with the following table:

JNL/T. Rowe Price Value Fund
Mark S. Finn1	Number of Accounts*	Total Assets*
registered investment companies:	6	$10,107,628,542
other pooled investment vehicles:	0	$0
other accounts:	1	$74,571,213
1 Mr. Finn became the portfolio manager for the JNL/T. Rowe Price Value Fund on December 31, 2009.

Effective December 31, 2009, on page 118, please delete the table for John Linehan in its entirety in the section entitled “Securities Ownership of Portfolio Manager for the JNL/T. Rowe Price Value Fund” and replace it with the following table:

Securities Ownership of Portfolio Manager for the JNL/T. Rowe Price Value Fund

Security Ownership of Portfolio Managers	Mark S. Finn
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated January 19, 2010.

(To be used with V3180 04/09 and V3180PROXY 04/09.)

CMX4896 01/10